Note 15 - Fair Value Measurement and Financial Instruments (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Jan. 25, 2022	Jan. 24, 2022
Canter Loan [Member]
Fair Value, Option, Aggregate Differences, Long-Term Debt Instruments		$ 22
The 8.63 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 8.63	$ 8.63	$ 8.63	$ 11.5